CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 99.7%
Aerospace & Defense: 4.7%
37,000	Mercury Systems, Inc. [1]	$2,864,910
30,000	Vectrus, Inc. [1]	1,319,700
		4,184,610

Auto Components: 3.1%
30,500	Fox Factory Holding Corp. [1]	2,714,500

Banks: 0.8%
14,104	South State Corp.	672,197

Biotechnology: 1.3%
10,000	Ligand Pharmaceuticals, Inc. [1]	1,171,800

Building Products: 7.2%
30,395	AAON, Inc.	1,800,904
26,500	Simpson Manufacturing Co, Inc.	2,558,840
15,000	Trex Company, Inc. [1]	2,089,950
		6,449,694

Capital Markets: 2.0%
30,000	Cohen & Steers, Inc.	1,805,400

Chemicals: 2.5%
22,353	Balchem Corp.	2,241,112

Commercial Services & Supplies: 3.1%
17,160	MSA Safety, Inc.	2,033,975
20,215	US Ecology, Inc.	701,056
		2,735,031
Communications Equipment: 2.2%
75,000	Radware Ltd. [1]	1,916,250

Electronic Equipment, Instruments & Components: 4.7%
21,500	Novanta, Inc. [1]	2,229,120
16,000	Rogers Corp. [1]	1,907,040
		4,136,160
Entertainment: 1.1%
105,000	Glu Mobile, Inc. [1]	991,200

Equity Real Estate Investment Trusts: 2.2%
14,500	EastGroup Properties, Inc.	1,923,570

Food Products: 2.7%
100,000	The Simply Good Foods Co. [1]	2,404,000

Health Care Equipment & Supplies: 6.6%
25,245	Neogen Corp. [1]	1,938,059
14,000	Quidel Corp. [1]	3,954,580
		5,892,639

Health Care Providers & Services: 1.7%
28,090	AMN Healthcare Services, Inc. [1]	1,543,265

Health Care Technology: 6.3%
57,000	HMS Holdings Corp. [1]	1,852,500
53,000	Simulations Plus, Inc.	3,731,200
		5,583,700
Household Durables: 2.7%
12,600	Helen Of Troy Ltd. [1]	2,371,950

Internet & Direct Marketing Retail: 2.5%
80,000	1-800-Flowers.com, Inc. - Class A [1]	2,260,000

IT Services: 2.9%
40,784	WNS Holdings Ltd. - ADR [1]	2,608,545
Leisure Products: 1.8%
137,000	Clarus Corp.	1,641,260

Life Sciences Tools & Services: 7.9%
23,237	Medpace Holdings, Inc. [1]	2,773,336
28,000	Repligen Corp. [1]	4,225,480
		6,998,816
Machinery: 2.3%
23,730	ESCO Technologies, Inc.	2,039,356

Personal Products: 2.0%
43,305	Inter Parfums, Inc.	1,770,741

Professional Services: 2.1%
27,335	ASGN, Inc. [1]	1,871,354

Road & Rail: 2.7%
20,000	Saia, Inc. [1]	2,389,000

Semiconductors & Semiconductor Equipment: 3.0%
22,180	Power Integrations, Inc.	2,706,625

Software: 16.5%
27,200	CyberArk Software Ltd. [1]	3,205,248
120,000	Digital Turbine, Inc. [1]	1,665,600
27,302	J2 Global, Inc. [1]	1,548,569
20,200	Qualys, Inc. [1]	2,494,296
11,000	RingCentral, Inc. - Class A [1]	3,192,970
34,500	SPS Commerce, Inc. [1]	2,593,365
		14,700,048

Specialty Retail: 1.1%
52,000	Boot Barn Holdings, Inc. [1]	1,006,720

TOTAL COMMON STOCKS
(Cost $57,138,050)		88,729,543

SHORT-TERM INVESTMENTS: 0.4%
Money Market Funds: 0.4%
350,741	First American Treasury Obligations Fund - Class X, 0.072% [2]	350,741

TOTAL SHORT-TERM INVESTMENTS
(Cost $350,741)		350,741

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $57,488,791)		89,080,284
Liabilities in Excess of Other Assets: (0.1)%		(87,199)
TOTAL NET ASSETS: 100.0%		$88,993,085

ADR	American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2020.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Small Cap Growth Fund’s (the "Fund') administrator, U.S. Bancorp Fund Services, LLC.

Congress Small Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$88,729,543	$-	$-	$88,729,543
Short-Term Investments	350,741	-	-	350,741
Total Investments in Securities	$89,080,284	$-	$-	$89,080,284